FINANCIAL INSTRUMENTS - Narrative investments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Payables with early payment discount	$ 4,200	$ 2,700
Number of working days over which stock market prices are observed	90 days
True Sales Of Receivables	$ 6,000	$ 5,200
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of fair value measurement of assets [line items]
Notional amount	$ 1,000